Earnings/ (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings/ (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings/ (Loss) per Share

The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) are as follows:
	Six months ended June 30,	Six months ended June 30,
	2020	2021
Net (loss)/ income and comprehensive (loss)/income	$(404,468)	$7,602,568
Less: Cumulative dividends on Series A Preferred Shares	—	—
Net (loss)/income and comprehensive (loss)/ income available to common shareholders	(404,468)	7,602,568

Weighted average number of common shares outstanding, basic	802,765	73,384,422
Plus: Dilutive effect of warrants	—	2,818,587
Weighted average number of common shares outstanding, diluted	802,765	76,203,009

(Loss)/Earnings per common share, basic and diluted	$(0.50)	$0.10